Stock Plan - Valuation Assumptions (Detail)	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend yield		0.00%
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Minimum volatility rate	52.74%	53.86%	54.83%	60.57%	60.00%
Maximum volatility rate	56.90%	60.94%	60.94%	62.03%	60.62%
Minimum risk-free interest rate	1.51%	1.73%	1.73%	1.04%	0.95%
Maximum risk-free interest rate	1.88%	2.04%	2.04%	1.93%	1.17%
Dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%
Expected term	6 years 3 months	6 years 3 months	6 years 3 months		6 years 3 months
Minimum [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term				6 years
Maximum [Member] | Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term				6 years 3 months